Significant Accounting Policies - Schedule of Fair Value for Options Granted (Details) (10-KT) - Stock Option [Member]		3 Months Ended	12 Months Ended
		Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	[1]	0.00%	0.00%	0.00%
Expected volatility	[2]	84.54%	75.00%	75.20%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest	[3]	2.38%	2.10%	2.10%
Expected life (years)	[4]	3 years 6 months	5 years 6 months	5 years 6 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest	[3]	2.63%	3.50%	3.60%
Expected life (years)	[4]	5 years 9 months	6 years	6 years 3 months

[1]	Dividend yield - was based on the fact that the Company has not paid dividends to its stockholders in the past and does not expect to pay dividends to its stockholders in the future.
[2]	Expected volatility - was calculated based on actual historical stock price movements of comparable companies in the same industry over a term that is equivalent to the expected term of the option.
[3]	Risk-free interest rate - based interest rates on three to five years US treasury bond rates
[4]	Expected life - the expected life was based on the expiration date of the warrants.